Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or Loss [Abstract]
Research and development expenses	$ (31)	$ (30)	$ (30)
General and administrative expenses	(734)	(850)	(1,001)
Operating loss	(765)	(880)	(1,031)
Revaluation of warrants to purchase ADS's		1,054	719
Revaluation of marketable securities	(1,022)	(1,531)	747
Other finance income	41	36	21
Other finance expenses	(36)	(27)	(21)
Finance income (expenses), net	(1,017)	(468)	1,466
Total comprehensive income (loss) for the year	$ (1,782)	$ (1,348)	$ 435
Basic earnings (loss) per share (in U.S. dollars): (in Dollars per share)	$ (0.003)	$ (0.002)	$ 0.001
Diluted loss per share (in U.S. dollars): (in Dollars per share)	$ (0.003)	$ (0.002)	$ 0
Weighted average number of issued ordinary shares (in Shares)	544,906,149	544,906,149	531,995,467
Diluted weighted average number of ordinary shares (in Shares)	544,906,149	544,909,149	615,548,446